Leases - Schedule of Changes in the Value of the Right-of-Use Assets (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jan. 31, 2025	Apr. 30, 2024
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 15,309	$ 9,252
Additions	207	7,827
Disposals	(69)	(1,634)
Foreign exchange	282	(136)
Ending balance	15,729	15,309
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,944	1,809
Depreciation	1,475	1,779
Disposals	(69)	(1,606)
Foreign exchange	38	(38)
Ending balance	3,388	1,944
Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,365
Ending balance	12,341	13,365
Building | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	15,144	9,085
Additions		7,826
Disposals		(1,634)
Foreign exchange	278	(133)
Ending balance	15,422	15,144
Building | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,832	1,752
Depreciation	1,425	1,723
Disposals		(1,606)
Foreign exchange	34	(37)
Ending balance	3,291	1,832
Building | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,312
Ending balance	12,131	13,312
Automobile | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	165	167
Additions	207	1
Disposals	(69)
Foreign exchange	4	(3)
Ending balance	307	165
Automobile | Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	112	57
Depreciation	50	56
Disposals	(69)
Foreign exchange	4	(1)
Ending balance	97	112
Automobile | Net Book Value
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	53
Ending balance	$ 210	$ 53